General information - Corporate Information (Details) € / shares in Units, € in Thousands, $ in Millions								12 Months Ended
	Sep. 13, 2024 EUR (€) € / shares shares	Aug. 01, 2024 EUR (€)	Jul. 22, 2024 USD ($)	Mar. 18, 2024	Feb. 02, 2024 EUR (€)	Feb. 02, 2024 USD ($)	Jul. 25, 2019 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€) employee vaccine € / shares shares	Dec. 31, 2023 EUR (€) employee shares	Dec. 31, 2022 EUR (€) employee	Dec. 31, 2024 USD ($) shares
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Number of commercial vaccines | vaccine									3
Average number of employees | employee									695	684	778
Proceeds from sale of Priority Review Voucher					€ 95,000	$ 103.0			€ 90,833	€ 0	€ 0
Borrowings									187,373	€ 176,847
Issue of equity	€ 61,200								€ 61,180		€ 193,527
Number of shares issued (in shares) | shares									162,521,524	138,912,142		162,521,524
Par value per share (in euro per share) | € / shares	€ 0.15								€ 0.15
Private Placement
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Issue of equity	€ 61,200
Private Placement | Prior to private placement
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Percentage of share capital offered	16.50%
Private Placement | Subsequent to private placement
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Percentage of share capital offered	14.20%
Private Placement | Ordinary shares
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Number of shares issued (in shares) | shares	23,000,000
Price per share issued (in euro per share) | € / shares	€ 2.66
Coalition for Epidemic Preparedness Innovations (CEPI) | IXCHIQ | Strategic Partnership Agreement
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Partnership, maximum amount to be released under contract | $			$ 41.3				$ 24.6
Partnership, amount to be released under contract, period			5 years
LimmaTech Biologics A G | Shigella | Strategic Partnership Agreement
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Partnership, upfront payment		€ 10,000
LimmaTech Biologics A G | Shigella | Strategic Partnership Agreement | Intellectual Property
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Partnership, upfront payment		€ 2,500
LimmaTech Biologics A G | Shigella | Strategic Partnership Agreement | Forecast
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Partnership, milestone payment								€ 4,300
Debt financing agreement due 2027
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Borrowing facilities, extended interest-only period				18 months
Cost | Amended debt financing agreement due third quarter 2028
Disclosure Of General Information And Significant Events Of The Period [Line Items]
Borrowings | $												$ 100.0